Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	$ 9,672
Expensed exploration expenditures previously capitalised	(777)	$ (357)	$ 8
Intangibles ending	$ 10,738	9,672
Minimum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with finite useful lives	10 years
Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with finite useful lives	20 years
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	$ 9,901	8,836
Additions through business combinations	1,080	773
Additions	1,571	1,302
Disposals at cost	(367)	(364)
Increase (decrease) through transfers, intangible assets and goodwill	(213)	(161)
Assets reclassified to held for sale	0	0
Expensed exploration expenditures previously capitalised	(777)	(357)
Impairment of goodwill	(164)
Effect of changes in foreign exchange	3	(128)
Intangibles ending	11,033	9,901	8,836
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	(229)	(215)
Amortisation and impairments for the year	(60)	(13)
Amortisation and impairment losses disposed intangible assets	(6)	(2)
Effect of changes in foreign exchange	1	1
Intangibles ending	(295)	(229)	(215)
Exploration expenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	2,685
Intangibles ending	3,014	2,685
Impairments, intangible assets	49	52
Exploration expenses [Member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	2,685	2,715
Additions through business combinations	0	0
Additions	515	392
Disposals at cost	(7)	(272)
Increase (decrease) through transfers, intangible assets and goodwill	(71)	(13)
Assets reclassified to held for sale	0	0
Expensed exploration expenditures previously capitalised	(120)	(68)
Impairment of goodwill	0
Effect of changes in foreign exchange	11	(70)
Intangibles ending	3,014	2,685	2,715
Acquisition costs related to oil and gas prospects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	5,854
Intangibles ending	5,599	5,854
Acquisition costs related to oil and gas prospects [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	5,854	5,363
Additions through business combinations	0	116
Additions	900	917
Disposals at cost	(361)	(89)
Increase (decrease) through transfers, intangible assets and goodwill	(143)	(148)
Assets reclassified to held for sale	0	0
Expensed exploration expenditures previously capitalised	(657)	(289)
Impairment of goodwill	0
Effect of changes in foreign exchange	5	(17)
Intangibles ending	5,599	5,854	5,363
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	565
Intangibles ending	1,458	565
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	565	339
Additions through business combinations	1,070	265
Additions	0	0
Disposals at cost	0	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Assets reclassified to held for sale	0	0
Expensed exploration expenditures previously capitalised	0	0
Impairment of goodwill	(164)
Effect of changes in foreign exchange	(12)	(39)
Intangibles ending	1,458	565	339
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	0	0
Amortisation and impairments for the year	0	0
Amortisation and impairment losses disposed intangible assets	0	0
Effect of changes in foreign exchange	0	0
Intangibles ending	0	0	0
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	568
Intangibles ending	667	568
Impairments, intangible assets	41
Other intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	797	419
Additions through business combinations	10	392
Additions	155	(7)
Disposals at cost	0	(4)
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Assets reclassified to held for sale	0	0
Expensed exploration expenditures previously capitalised	0	0
Impairment of goodwill	0
Effect of changes in foreign exchange	(1)	(2)
Intangibles ending	962	797	419
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	(229)	(215)
Amortisation and impairments for the year	(60)	(13)
Amortisation and impairment losses disposed intangible assets	(6)	(2)
Effect of changes in foreign exchange	1	1
Intangibles ending	(295)	(229)	$ (215)
Signature bonuses and acquisition costs [Member] | North America [member] | Unconventional assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairments, intangible assets	$ 608	$ 237